Schedule II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule II - VALUATION AND QUALIFYING ACCOUNTS
IAC/INTERACTIVECORP AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2013
Allowance for doubtful accounts and revenue reserves	$8,775	$12,275	(1)	$564		$(13,074)	(5)	$8,540
Magazine publishing allowance for newsstand returns	2,313	164	(2)	45		(2,522)	(6)	—
Sales returns accrual	1,244	19,176		—		(19,212)		1,208
Deferred tax valuation allowance	60,783	8,864	(3)	(7,294)	(4)	—		62,353
Other reserves	1,925							2,518
2012
Allowance for doubtful accounts and revenue reserves	$7,309	$12,237	(1)	$654		$(11,425)	(5)	$8,775
Magazine publishing allowance for newsstand returns	—	10,426	(2)	33		(8,146)	(6)	2,313
Sales returns accrual	1,020	17,728		—		(17,504)		1,244
Deferred tax valuation allowance	45,084	9,320	(7)	6,379	(8)	—		60,783
Other reserves	2,119							1,925
2011
Allowance for doubtful accounts and revenue reserves	$8,848	$8,898	(1)	$(329)		$(10,108)	(5)	$7,309
Sales returns accrual	913	16,573		—		(16,466)		1,020
Deferred tax valuation allowance	40,266	5,732	(9)	(914)	(10)	—		45,084
Other reserves	1,555							2,119
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(1)	Additions to the allowance for doubtful accounts are charged to expense. Additions to the revenue reserves are charged against revenue.

(2)
Additions to the magazine publishing allowance for newsstand returns are related to magazine publishing at Newsweek and are charged against revenue. The Newsweek print business was transitioned to a digital only publication in December 2012 (and was subsequently sold in August 2013).

(3)	Amount is primarily related to foreign and federal net operating losses, partially offset by a decrease in deferred tax assets for investments in subsidiaries and available-for-sale securities.

(4)	Amount is primary related to the release of a valuation allowance on unrealized gains on available-for-sale securities included in accumulated other comprehensive income

(5)	Write-off of fully reserved accounts receivable.

(6)	Amount represents returns of magazines at Newsweek. The Newsweek print business was transitioned to a digital only publication in December 2012 (and was subsequently sold in August 2013).

(7)
Amount is primarily related to an unbenefited other-than-temporary impairment charge related to a long-term marketable equity security, an increase in deferred tax assets for investments in subsidiaries and an increase in federal net operating losses.

(8)	Amount is primary related to unbenefited unrealized losses on available-for-sale securities included in accumulated other comprehensive income.

(9)	Amount is primarily related to losses from equity method investments.

(10)
Amount is primary related to the net release of the valuation allowance on net benefited losses for 2011 unrealized gains on available-for-sale securities included in accumulated other comprehensive income.